Restricted Share Units	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Restricted Share Units [Abstract]
Restricted Share Units
9.	Restricted Share Units

a.	The Company is able to grant RSUs pursuant to the Omnibus Plan to its directors, officers, employees, and consultants. Each RSU is equivalent in value to a common share and upon vesting, results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2023	2,216	$138.55	$96.06

Granted	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

Granted (i)	627,777	1.55	1.09
Exercised	(803,867)	1.69	1.20

Balance, July 31, 2025 (*)	88,248	$3.33	$2.24

(i)	During the nine months ended July 31, 2025, the Company issued 627,777 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $686,986 (2024 - $629,720).

(*)	See note 14 regarding the exercise of RSUs.

11.	Restricted Share Units

a.	On August 4, 2021, the Company approved an RSU plan, which is designed to provide certain directors, officers, employees, and consultants of the Company with the opportunity to acquire RSU’s of the Company. Each unit is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

b.	The following table summarizes the changes in RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	1,407	$375.54	$273.42

Granted	2,200	55.97	41.63
Exercised	(1,391)	246.64	189.37

Balance, October 31, 2023	2,216	$138.55	$96.06

Granted (i)	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80

(i)	During the year ended October 31, 2024, the Company issued 591,460 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $804,962 (2023-$91,589).